Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
Prospectus Date	rr_ProspectusDate	Jul. 20, 2025
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2023